As filed with the Securities and Exchange Commission on May 30, 2001
                                               Securities Act File No. 333-50904
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]

                           Pre-Effective Amendment No.

                         Post-Effective Amendment No. 1                      [X]


                              PILGRIM MUTUAL FUNDS
               (Exact Name of Registrant as Specified in Charter)


           7337 East Doubletree Ranch Road, Scottsdale, Arizona 85258
               (Address of Principal Executive Offices) (Zip Code)


                                 (800) 992-0180
                  (Registrant's Area Code and Telephone Number)


                                James M. Hennessy
                          ING Pilgrim Investments, LLC
                         7337 East Doubletree Ranch Road
                            Scottsdale, Arizona 85258
                     (Name and Address of Agent for Service)


                                 With copies to:
                             Jeffrey S. Puretz, Esq.
                                     Dechert
                              1775 Eye Street, N.W.
                              Washington, DC 20006

                                   ----------

It is proposed that this filing will become effective immediately upon filing pursuant to Rule 485(b) under the Securities Act of 1933.

                                   ----------

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

================================================================================

                                EXPLANATORY NOTE


     The purpose of this filing is to file as exhibits the opinion and consent of counsel supporting the tax matters and consequences to shareholders of the reorganization, as required by Item 16 (12) of Form N-14. Parts A and B to this Registration Statement are incorporated by reference to the definitive Proxy Statement/Prospectus filed on EDGAR on January 29, 2001 (SEC File No.
333-50904), and the definitive Statement of Additional Information filed on EDGAR on January 29, 2001 (SEC File No. 333-50904).

                                     PART C

                                OTHER INFORMATION

ITEM 15. INDEMNIFICATION

     Article 5.2 of the Amended and Restated Declaration of Trust provides for the indemnification of Registrant's trustees, officers, employees and agents against liabilities incurred by them in connection with the defense or disposition of any action or proceeding in which they may be involved or with which they may be threatened, while in office or thereafter, by reason of being or having been in such office, except with respect to matters as to which it has been determined that they acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office ("disabling conduct").

     Section 8 of Registrant's Administration Agreement provides for the indemnification of Registrant's Administrator against all liabilities incurred by it in performing its obligations under the agreement, except with respect to matters involving its disabling conduct. Section 9 of Registrant's Distribution Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.
Section 4 of the Shareholder Service Agreement provides for the indemnification of Registrant's Distributor against all liabilities incurred by it in performing its obligations under the Agreement, except with respect to matters involving its disabling conduct.

     Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

(1) (A) Form of Certificate of Trust of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (B) Form of Certificate of Amendment of Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.

     (C) Form of Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (D) Form of Establishment of Additional Series - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (E) Form of Establishment of Additional Series- Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (F) Form of Amendment No. 2 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (G) Form of Amendment No. 3 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (H) Form of Amendment No. 4 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (I) Form of Amendment No. 5 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (J) Form of Amendment No. 6 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (K) Form of Amendment No. 7 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (L) Form of Amendment No. 8 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (M) Form of Amendment No. 9 to Amended and Restated Declaration of Trust - Filed as an exhibit to Post-Effective Amendment No. 30 to the
          Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (N)  Form of Amendment No. 10 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 29 to Registrant's Form N-1A Registration Statement on May 3, 1996, and incorporated herein by reference.
     (O)  Form of Amendment No. 11 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997, and incorporated herein by reference.
     (P)  Form of Amendment No. 12 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 38 to Registrants Form N-1A Registration Statement of January 3, 1997, and incorporated herein by reference.

     (Q)  Form of Amendment No. 13 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.
     (R)  Form of Amendment No. 14 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 40 to Registrants form N-1A Registration Statement on May 2, 1997, and incorporated herein by reference.
     (S)  Form of Amendment No. 15 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 43 to Registrant's Form N-1A Registration Statement on July 14, 1997, and incorporated herein by reference.
     (T)  Form of Amendment No. 16 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997, and incorporated herein by reference.
     (U)  Form of Amendment No. 17 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997, and incorporated herein by reference.
     (V)  Form of Amendment No. 18 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 48 to Registrant's Form N-1A Registration Statement on December 15, 1997, and incorporated herein by reference.
     (W)  Form of Amendment No. 19 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998, and incorporated herein by reference.
     (X)  Form of Amendment No. 20 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 63 to Registrant's Form N-1A Registration Statement on July 21, 1998, and incorporated herein by reference.
     (Y)  Form of Amendment No. 21 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998, and incorporated herein by reference.
     (Z) Form of Certificate of Amendment to Certificate of Trust - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (AA) Form of Amendment No. 22 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (BB) Form of Amendment No. 23 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (CC) Form of Amendment No. 24 to Amended and Restated  Declaration of Trust
          - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000, and incorporated herein by reference.

(2) (A) Form of Amended Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.

     (B) Form of Amendment to Section 2.5 of Bylaws of Registrant - Filed as an exhibit to Post-Effective Amendment No. 30 to the Registrant's Form N-1A Registration Statement on June 4, 1996, and incorporated herein by reference.

(3)  Not Applicable

(4) Form of Agreement and Plan of Reorganization between Pilgrim Mutual Funds on behalf of Pilgrim Worldwide Growth Fund, and Pilgrim Global Corporate Leaders Fund, Inc. on behalf of Pilgrim Global Corporate Leaders Fund - Filed as an exhibit to the Registrant's Form N-14 Registration Statement on November 29, 2000, and incorporated herein by reference.

(5)  Not Applicable.

(6) (A) Form of Investment Management Agreement between the Trust and Pilgrim Investments, Inc.- Filed as an exhibit to Post-Effective Amendment No. 80 to the Registrant's Form N-1A Registration Statement on November 1, 2000, and incorporated herein by reference.
     (B) Form of Sub-Advisory Agreement between Pilgrim Investments, Inc. and Nicholas Applegate Capital Management -- filed as an Exhibit to Post-Effective Amendment No. 82 to the Registrant's Registration Statement on Form N-1A on March 1, 2001, and incorporated herein by reference.

(7) Form of Underwriting Agreement between the Trust and Pilgrim Securities, Inc.- Filed as an exhibit to the Registrant's Form N-14 Registration Statement on November 29, 2000, and incorporated herein by reference.

(8)  Not Applicable.

(9) (A) Form of Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998, and incorporated herein by reference.
     (B) Form of Amendment to Custodian Agreement between Registrant and Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998, and incorporated herein by reference.
     (C) Form of Foreign Custody Manager Delegation Agreement between Registrant and Brown Brothers Harriman & Co. dated as of June 1, 1998
          - Filed as an exhibit to Post-Effective Amendment No. 66 to Registrant's Form N-1A Registration Statement on August 14, 1998, and incorporated herein by reference.
     (D) Form of Novation Agreement to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (E) Form of Appendix C to Custody Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (F) Form of Novation Agreement to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.

     (G) Form of Appendix C to Foreign Custody Manager Delegation Agreement with Brown Brothers Harriman & Co. - Filed as an exhibit to
          Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (H) Form of Custodian Agreement with Investors Fiduciary Trust Company - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (I) Form of Amended Custody Agreement between Registrant and Brown Brothers Harriman and Co. -- filed as an Exhibit to Post-Effective Amendment No. 82 to Registrant's Registration Statement on Form N-1A on March 1, 2001, and incorporated herein by reference.

(10) (A)  Form of Amended and Restated Service and Distribution Plan for Class A
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (B)  Form of Amended and Restated Service and Distribution Plan for Class B
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (C)  Form of Amended and Restated Service and Distribution Plan for Class C
          - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (D) Form of Amended and Restated Service Plan for Class Q - Filed as an exhibit to Post-Effective Amendment No. 67 to the Registrant's Form N-1A Registration Statement on March 25, 1999, and incorporated herein by reference.
     (E) Form of Amendment to Amended and Restated Service and Distribution Plan for Class B - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (F) Form of Amendment to Amended and Restated Service and Distribution Plan for Class C - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (G) Form of Amendment to Amended and Restated Service and Distribution Plan for Class A - Filed as an exhibit to Post-Effective Amendment No. 73 to the Registrant's Form N-1A Registration Statement on October 29, 1999, and incorporated herein by reference.
     (H) Form of Amendment to Amended and Restated Service and Distribution Plan for Class T - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999, and incorporated herein by reference.
     (I) Form of Multiple Class Plan Pursuant to Rule 18f-3 - Filed as an exhibit to Post-Effective Amendment No. 74 to the Registrant's Form N-1A Registration Statement on November 5, 1999, and incorporated herein by reference.

(11) Form of Opinion and Consent of Counsel - Filed as an exhibit to the Registrant's Form N-14 Registration Statement on November 29, 2000, and incorporated herein by reference.

(12)(A) Opinion of Counsel supporting tax matters and consequences -- filed herein.
    (B) Consent of Counsel -- filed herein.

(13) (A) Form of Administration Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (B) Form of Agency Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (C) Form of Shareholder Service Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (D) Form of Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (E) Form of Recordkeeping Agreement - Filed as an exhibit to Post-Effective Amendment No. 68 to the Registrant's Form N-1A Registration Statement on May 24, 1999, and incorporated herein by reference.
     (F) Form of Expense Limitation Agreement pertaining to Money Market Fund - Filed as an exhibit to Post-Effective Amendment No. 71 to the
          Registrant's Form N-1A Registration Statement on July 1, 1999, and incorporated herein by reference.
     (G) Form of Agreement among Reserve Institutional Trust; Reserve Management Company, Inc.; Reserve Partners, Inc.; Pilgrim Mutual Funds; Pilgrim Investments, Inc. with Pilgrim Securities, Inc. - Filed as an exhibit to Post-Effective Amendment No. 71 to the Registrant's Form N-1A Registration Statement on July 1, 1999, and incorporated herein by reference.
     (H) Form of Amended and Restated Expense Limitation Agreement - Filed as an exhibit to Post-Effective Amendment No. 75 to the Registrant's Form N-1A Registration Statement on January 4, 2000, and incorporated herein by reference.

(14) Consent  of KPMG LLP - Filed as an exhibit  to the  Registrant's  Form N-14
     Registration Statement on November 29, 2000, and incorporated herein by reference.

(15) Not Applicable.

(16) Powers of Attorney - - Filed as part of the Registrant's Form N-14 Registration Statement on November 29, 2000, and incorporated herein by reference.

(17) Not Applicable

ITEM 17. UNDERTAKINGS

     (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the 1933 Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

     (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 1 to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scottsdale and State of Arizona on the 30th day of May, 2001.

                                        PILGRIM MUTUAL FUNDS


                                        By: /s/ Kimberly A. Anderson
                                           -------------------------------------
                                           Kimberly A. Anderson
                                           Vice President & Secretary

     Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

     Signature                          Title                           Date
     ---------                          -----                           ----

                                Trustee and Chairman                May 30, 2001
-------------------------
John G. Turner*


/s/ James M. Hennessy           President and Chief Executive       May 30, 2001
-------------------------       Officer
James M. Hennessy


                                Senior Vice President and           May 30, 2001
-------------------------       Principal Financial Officer
Michael J. Roland*


                                Trustee                             May 30, 2001
-------------------------
Paul S. Doherty*


                                Trustee                             May 30, 2001
-------------------------
Alan L. Gosule*


                                Trustee                             May 30, 2001
-------------------------
Walter H. May, Jr.*


                                Trustee                             May 30, 2001
-------------------------
Thomas J. McInerney

     Signature                   Title                                  Date
     ---------                   -----                                  ----

                                Trustee                             May 30, 2001
-------------------------
Jock Patton*


                                Trustee                             May 30, 2001
-------------------------
David W.C. Putnam*


                                Trustee                             May 30, 2001
-------------------------
Blaine E. Rieke


                                Trustee                             May 30, 2001
-------------------------
Richard A. Wedemeyer


*    By: /s/ James M. Hennessy
        -----------------------
        James M. Hennessy
        Attorney-in-Fact**

** Executed pursuant to powers of attorney filed with the Registrant's Form N-14 Registration Statement on November 29, 2000.

                                 EXHIBIT INDEX

(12) (A)  Opinion of Counsel supporting tax matters and consequences
(12) (B)  Consent of Dechert